Consolidated Statement of Stockholders Equity - USD ($)	Common Stock	Additional Paid-In Capital	(Deficit) Accumulated during Development Stage	Total
Beginning Balance, Shares at Dec. 31, 2013	100,250,000
Beginning Balance, Amount at Dec. 31, 2013	$ 100,250	$ 382,755	$ (483,080)	$ (75)
Imputed interest		10		10
Issuance of common shares to cash, Shares	900,000
Issuance of common shares to cash	$ 900	8,100		$ 9,000
Issuance of common shares to services
Contributed Capital		11,275		$ 11,275
Net (loss) for the period			(71,170)	(71,170)
Ending Balance, Shares at Dec. 31, 2014	101,150,000
Ending Balance, Amount at Dec. 31, 2014	$ 101,150	402,140	(554,250)	(50,960)
Imputed interest		8,694		8,694
Issuance of common shares to services, Shares	6,459,500
Issuance of common shares to services	$ 6,460	58,136		64,596
Contributed Capital		609,728		609,728
Net (loss) for the period			(213,574)	(213,574)
Ending Balance, Shares at Dec. 31, 2015	107,609,530
Ending Balance, Amount at Dec. 31, 2015	$ 110,610	$ 1,075,698	$ (767,824)	$ 418,484